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ARK Genomic Revolution ETF
ARK Genomic Revolution ETF
Investment Objective
The ARK Genomic Revolution ETF’s (“Fund”) investment objective is long-term growth of capital.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ARK Genomic Revolution ETF ARK Genomic Revolution ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ARK Genomic Revolution ETF ARK Genomic Revolution ETF
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	ARK Genomic Revolution ETF ARK Genomic Revolution ETF USD ($)
1	$ 77
3	240
5	417
10	$ 931

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies across multiple sectors, including healthcare, information technology, materials, energy and consumer discretionary, that are relevant to the Fund’s investment theme of the genomics* revolution (“Genomics Revolution Companies”), which is described below:

•      Genomic Revolution Companies.  Companies that the Adviser believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in genomics into their business, such as by offering new products or services that rely on genomic sequencing,** analysis, synthesis or instrumentation. These companies may include ones across multiple sectors, such as healthcare, information technology, materials, energy and consumer discretionary. These companies may also develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics,*** molecular medicine and agricultural biotechnology.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The Adviser’s process for identifying Genomic Revolution Companies uses both “top down” (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) and “bottom up” (valuation, fundamental and quantitative measures) approaches. In both the Adviser’s “top down” and “bottom up” approaches, the Adviser evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, the Adviser uses the framework of the United Nations Sustainable Development Goals to integrate ESG considerations into its research and investment process. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the Adviser makes its investment decisions primarily based on its analysis of the potential of individual companies, while integrating ESG considerations into that process. The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities. The Fund may invest in certain companies that the Adviser believes are well-positioned to capitalize on and expected to devote substantial efforts to business lines enabled by disruptive genomic innovation, even if such companies do not currently derive a substantial portion of their revenues from genomics related activities.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.

*     The Adviser defines “genomics” as the study of genes and their functions, and related techniques (e.g., genomic sequencing).

**    The Adviser uses the term “genomic sequencing” to refer to techniques that allow researchers to read and decipher the genetic information found in the DNA (i.e., the exact sequence of bases A, C, G and T in a DNA molecule), including the DNA of bacteria, plants, animals and human beings.

***  The Adviser defines “bioinformatics” as the science of collecting and analyzing complex biological data such as genetic codes.

The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. Other industries in the health care sector include medical laboratories and research and drug manufacturers. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since the Fund’s inception compare with those of the NASDAQ Healthcare Index, the S&P 500 Index and the MSCI World Index. The NASDAQ Healthcare Index contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as Health Care. They include health care providers, medical equipment, medical supply companies, biotechnology companies, and pharmaceutical companies. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark -funds .com or by calling (727) 810 -8160.

The Fund’s year-to-date total return as of October 31, 2023 was -18.41%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	65.99%	6/30/2020
Lowest Return	-31.51%	6/30/2022

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - ARK Genomic Revolution ETF	Label	1 Year		5 Years		Since Inception	[1]	Inception Date
ARK Genomic Revolution ETF	Returns Before Taxes	(53.94%)		4.31%		5.30%		Oct. 31, 2014
After Taxes on Distributions | ARK Genomic Revolution ETF	Returns After Taxes on Distributions	(53.94%)	[2]	3.84%	[2]	4.96%	[2]	Oct. 31, 2014
After Taxes on Distributions and Sale of Fund Shares | ARK Genomic Revolution ETF	Returns After Taxes on Distributions and Sale of Fund Shares	(31.94%)	[2]	3.29%	[2]	4.15%	[2]	Oct. 31, 2014
NASDAQ Healthcare Index (reflects no deduction for fees, expenses or taxes)	NASDAQ Healthcare Index (reflects no deduction for fees, expenses or taxes)	(20.43%)		3.77%		3.43%		Oct. 31, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(18.11%)		9.42%		10.43%		Oct. 31, 2014
MSCI World Index (reflects no deduction for fees, expenses or taxes)	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(18.14%)		6.14%		7.34%		Oct. 31, 2014
[1]	The Fund commenced operations on October 31, 2014.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.